Condensed Combined Carve-out Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales	$ 12,704,600	$ 5,775,543	$ 39,839,202	$ 16,700,596	$ 29,009,640	$ 11,235,041
Cost of sales	8,061,966	3,909,190	25,199,879	10,670,440	18,926,175	7,187,701
Gross profit	4,642,634	1,866,353	14,639,323	6,030,156	10,083,465	4,047,340
Operating costs:
Total operating costs	5,897,769	2,706,123	17,743,763	7,566,602	14,251,075	5,812,754
Loss from operations	(1,255,135)	(839,770)	(3,104,440)	(1,536,446)	(4,167,610)	(1,765,414)
Other income (expenses), net
Other income (expenses), net	2,535	4,327	11,785	12,309	874,907	(25)
Interest	(39,073)	(21)	(123,197)	(93)	(29,992)	(47,165)
Change in contingent consideration	372,000		774,900
Total other income (expenses)	335,462	4,306	663,488	12,216	844,915	(47,190)
Loss before taxes	(919,673)	(835,464)	(2,440,952)	(1,524,230)	(3,322,695)	(1,812,604)
Income tax benefit (expense)
Net loss	$ (919,673)	(835,464)	$ (2,440,952)	(1,524,230)	$ (3,322,695)	(1,812,604)
Mother Earth's Storehouse, Inc. [Member]
Sales						14,292,166	$ 17,034,222
Cost of sales						9,389,790	11,098,441
Gross profit						4,902,376	5,935,781
Operating costs:
General and administrative						306,274	471,199
Employee costs						2,760,397	3,414,863
Store operations						829,412	1,089,580
Depreciation						146,437	199,896
Total operating costs						4,042,520	5,175,538
Loss from operations						859,856	760,243
Other income (expenses), net
Rental income						18,600	16,865
Interest income						4,346	5,781
Loss from sale of property							(52,530)
Forgiveness of paycheck protection program (PPP) loan						669,500
Other income (expenses), net						(13,932)
Total other income (expenses)						678,514	(29,884)
Net loss						1,538,370	$ 730,359
Greens Natural Foods, Inc. [Member]
Sales		7,673,837		23,979,762		25,177,058
Cost of Sales		(4,538,358)		(14,014,132)		(15,067,426)
Returns and Allowances		(242,098)		(779,136)		(442,291)
Gross profit		2,893,381		9,186,494		9,667,341
Operating costs:
General and administrative		1,319,764		4,207,019		4,914,388
Salaries and wages		1,629,352		4,955,330		4,914,031
Depreciation		85,611		256,660		366,085
Total operating costs		3,034,727		9,419,009		10,194,504
Loss from operations		(141,346)		(232,515)		(527,163)
Other income (expenses), net
Forgiveness of paycheck protection program (PPP) loan						817,927
Commission - market data services						323,404
Other income (expenses), net		(53,090)		(66,240)		198,910
Bad debt
Taxes and fees
Interest		(1,232)		(7,793)		(14,427)
Contributions and donations						(11,715)
Total other income (expenses)		(54,322)		(74,033)		1,314,099
Net loss		$ (195,668)		$ (306,548)		$ 786,936